5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Exploration and Evaluation Assets and Expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Portugal - Alvalade
Exploration and Evaluation assets acquisition costs	$ 167,920	$ 167,920
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses	(351,300)	(322,626)
Cumulative Mineral Exploration Expenses since acquisition	(440,098)	(88,798)
Portugal - Alvalade | Geological salaries and consulting
Mineral Exploration Expenses	24,589	23,066
Cumulative Mineral Exploration Expenses since acquisition	6,585,470	6,560,881
Portugal - Alvalade | Insurance
Cumulative Mineral Exploration Expenses since acquisition	25,469	25,320
Portugal - Alvalade | Office and administrative fees
Mineral Exploration Expenses	214	108
Cumulative Mineral Exploration Expenses since acquisition	254,272	254,058
Portugal - Alvalade | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	606,084	606,084
Portugal - Alvalade | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Site costs
Mineral Exploration Expenses	158	2
Cumulative Mineral Exploration Expenses since acquisition	194,363	194,205
Portugal - Alvalade | Travel
Mineral Exploration Expenses	2,451	1,777
Cumulative Mineral Exploration Expenses since acquisition	243,895	241,444
Portugal - Alvalade | Reimbursements from optionee
Mineral Exploration Expenses	(378,861)	(348,277)
Cumulative Mineral Exploration Expenses since acquisition	(9,339,910)	(8,961,049)
Portugal - Alvalade | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Concession fees and taxes
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	361,864	361,864
Portugal - Alvalade | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	17,178	17,178
Portugal - Alvalade | Drilling
Cumulative Mineral Exploration Expenses since acquisition	610,197	610,197
Portugal - Alvalade | Geology work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Alvalade | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	1,020	1,020
Portugal - Alvalade | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	4,145,186	4,145,186
Portugal - Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	6,317,147	6,317,147
Portugal - Others | Insurance
Cumulative Mineral Exploration Expenses since acquisition	52,112	52,112
Portugal - Others | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	279,739	279,739
Portugal - Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	596,896	596,896
Portugal - Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	244,377	244,377
Portugal - Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	247,277	247,277
Portugal - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(4,890,826)	(4,890,826)
Portugal - Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	0	0
Portugal - Others | Concession fees and taxes
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	693,608	693,608
Portugal - Others | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	98,722	98,722
Portugal - Others | Drilling
Cumulative Mineral Exploration Expenses since acquisition	472,513	472,513
Portugal - Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	32,377	32,377
Portugal - Others | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	1,244	1,244
Portugal - Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	(64,660)	(7,388)
Cumulative Mineral Exploration Expenses since acquisition	79,864	144,524
Kosovo - Slivovo | Geological salaries and consulting
Mineral Exploration Expenses	13,338	24,548
Cumulative Mineral Exploration Expenses since acquisition	157,687	144,349
Kosovo - Slivovo | Insurance
Cumulative Mineral Exploration Expenses since acquisition	14,604	14,604
Kosovo - Slivovo | Office and administrative fees
Mineral Exploration Expenses	2,437	1,005
Cumulative Mineral Exploration Expenses since acquisition	83,665	81,228
Kosovo - Slivovo | Rent
Mineral Exploration Expenses	6,068	7,396
Cumulative Mineral Exploration Expenses since acquisition	42,158	36,090
Kosovo - Slivovo | Report
Mineral Exploration Expenses	15,767
Cumulative Mineral Exploration Expenses since acquisition	39.999	24,232
Kosovo - Slivovo | Site costs
Mineral Exploration Expenses	1,321	2,123
Cumulative Mineral Exploration Expenses since acquisition	188,571	187,250
Kosovo - Slivovo | Travel
Mineral Exploration Expenses	0	2,940
Cumulative Mineral Exploration Expenses since acquisition	63,047	63,047
Kosovo - Slivovo | Reimbursements from optionee
Mineral Exploration Expenses	(103,591)	(56,066)
Cumulative Mineral Exploration Expenses since acquisition	(2,992,643)	(2,889,052)
Kosovo - Slivovo | Assaying
Cumulative Mineral Exploration Expenses since acquisition	297,975	297,975
Kosovo - Slivovo | Concession fees and taxes
Mineral Exploration Expenses		8,666
Cumulative Mineral Exploration Expenses since acquisition	20,505	20,505
Kosovo - Slivovo | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Slivovo | Drilling
Cumulative Mineral Exploration Expenses since acquisition	1,180,217	1,180,217
Kosovo - Slivovo | Geology work
Cumulative Mineral Exploration Expenses since acquisition	891,582	891,582
Kosovo - Slivovo | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	58,158	58,158
Kosovo - Slivovo | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	34,339	34,339
Kosovo - Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	1,787,017	1,787,017
Kosovo - Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	720,879	720,879
Kosovo - Others | Insurance
Cumulative Mineral Exploration Expenses since acquisition	15,007	15,007
Kosovo - Others | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	101,624	101,624
Kosovo - Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	88,221	88,221
Kosovo - Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	194,582	194,582
Kosovo - Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	22,478	22,478
Kosovo - Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	(45,158)	(45,158)
Kosovo - Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	65,936	65,936
Kosovo - Others | Concession fees and taxes
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	206,975	206,975
Kosovo - Others | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Drilling
Cumulative Mineral Exploration Expenses since acquisition	0	0
Kosovo - Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	402,515	402,515
Kosovo - Others | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	13,958	13,958
Kosovo - Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others
Exploration and Evaluation assets acquisition costs	0	0
Exploration and Evaluation assets acquisition costs	0	0
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	500,931	500,931
Others | Geological salaries and consulting
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	12,359	12,359
Others | Insurance
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Office and administrative fees
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	68,446	68,446
Others | Rent
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	20,560	20,560
Others | Report
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Site costs
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	8,865	8,865
Others | Travel
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	15,326	15,326
Others | Reimbursements from optionee
Mineral Exploration Expenses	0	0
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Assaying
Cumulative Mineral Exploration Expenses since acquisition	10,846	10,846
Others | Concession fees and taxes
Mineral Exploration Expenses		0
Cumulative Mineral Exploration Expenses since acquisition	4	4
Others | Depreciation
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Drilling
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Geology work
Cumulative Mineral Exploration Expenses since acquisition	364,525	364,525
Others | Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	0	0
Others | Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	0	0
Exploration and Evaluation assets acquisition costs	167,920	167,920
Exploration and Evaluation assets acquisition costs	167,920	167,920
Mineral Exploration Expenses	(415,960)	(330,014)
Cumulative Mineral Exploration Expenses since acquisition	6,072,900	6,488,860
Geological salaries and consulting
Mineral Exploration Expenses	37,927	47,614
Cumulative Mineral Exploration Expenses since acquisition	13,793,542	13,755,615
Insurance
Cumulative Mineral Exploration Expenses since acquisition	107,192	107,043
Office and administrative fees
Mineral Exploration Expenses	2,651	1,113
Cumulative Mineral Exploration Expenses since acquisition	787,746	785,095
Rent
Mineral Exploration Expenses	6,068	7,396
Cumulative Mineral Exploration Expenses since acquisition	1,353,919	1,347,851
Report
Mineral Exploration Expenses	15,767
Cumulative Mineral Exploration Expenses since acquisition	39,999	24,232
Site costs
Mineral Exploration Expenses	1,479	2,125
Cumulative Mineral Exploration Expenses since acquisition	830,758	829,279
Travel
Mineral Exploration Expenses	2,451	4,717
Cumulative Mineral Exploration Expenses since acquisition	592,023	589,572
Reimbursements from optionee
Mineral Exploration Expenses	(482,452)	(402,343)
Cumulative Mineral Exploration Expenses since acquisition	(17,268,537)	(16,786,085)
Assaying
Cumulative Mineral Exploration Expenses since acquisition	374,757	374,757
Concession fees and taxes
Mineral Exploration Expenses		8,666
Cumulative Mineral Exploration Expenses since acquisition	1,282,956	1,282,956
Depreciation
Cumulative Mineral Exploration Expenses since acquisition	115,900	115,900
Drilling
Cumulative Mineral Exploration Expenses since acquisition	2,262,927	2,262,927
Geology work
Cumulative Mineral Exploration Expenses since acquisition	1,690,999	1,690,999
Legal and accounting
Cumulative Mineral Exploration Expenses since acquisition	74,380	74,380
Trenching and road work
Cumulative Mineral Exploration Expenses since acquisition	$ 34,339	$ 34,339